Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.15%(a)
Alabama–1.51%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 225	$ 189,465
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,235	1,322,648
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(c)	4.00%	12/01/2029	1,420	1,375,247
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(d)(e)	5.50%	01/01/2043	1,725	1,035,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,345	1,351,454
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,495	1,467,293
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,405	1,498,383
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	825	731,150
				8,970,640
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	367,723
Arizona–1.88%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,043	953,517
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	1,195	1,112,105
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2050	820	752,398
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,098,948
Series 2017, Ref. RB	5.00%	11/15/2045	890	719,091
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	225	195,156
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	500	509,667
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	360	318,858
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.25%	07/01/2048	1,190	1,076,382
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,050	732,950
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	770	803,796
Series 2007, RB	5.00%	12/01/2037	1,805	1,835,491
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,078,797
				11,187,156
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	611,236
California–15.07%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(g)(h)	5.00%	04/01/2027	2,490	2,699,772
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	800	678,160
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,506,638
Series 2020, GO Bonds (INS - BAM)(j)	3.00%	11/01/2050	2,350	1,820,541
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,215	3,237,240
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	835	689,978
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	274,533
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	11,000	995,771
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,327
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,670	279,102
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$ 4,185	$ 3,797,222
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,114	3,978,100
Series 2023 1, RB	4.38%	09/20/2036	840	830,674
California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(f)(k)	3.65%	01/31/2024	925	921,798
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,072,295
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	190	168,925
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,386,450
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,675	1,724,596
Series 2018 A, RB(k)	5.00%	12/31/2047	2,010	2,027,095
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,670	1,627,581
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	250	232,155
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(k)	5.00%	07/01/2027	1,100	1,108,042
Series 2012, RB(f)(k)	5.00%	07/01/2030	1,600	1,610,321
Series 2012, RB(f)(k)	5.00%	07/01/2037	3,535	3,541,468
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	1,355	1,312,323
Series 2016 A, RB(f)	5.25%	12/01/2056	1,005	945,020
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,480	2,683,825
Series 2019 A, RB(h)	5.00%	11/01/2049	2,120	2,274,803
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,310	2,226,662
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	840	572,855
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	840	628,081
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	500	367,515
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	374,945
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(j)	0.00%	01/15/2034	4,125	2,779,359
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	2,875	2,875,000
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	450	468,537
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	550	572,656
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	2,785	282,911
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	910	979,327
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(k)	5.50%	05/15/2035	1,750	2,001,245
Series 2022 G, RB(k)	5.50%	05/15/2037	750	843,243
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,340	2,523,931
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(j)	5.00%	08/01/2050	1,235	1,314,666
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	2,632,233
Series 2009 B, RB	6.50%	11/01/2039	585	679,848
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,010	1,823,481
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(j)	4.25%	08/01/2053	3,075	3,066,422
Regents of the University of California Medical Center; Series 2022 P, RB(g)(h)	4.00%	05/15/2053	5,435	4,957,894
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2047	1,305	1,447,381
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2052	1,590	1,758,461
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	1,957,314
Series 2021 A, RB	5.00%	07/01/2056	2,010	2,134,884
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	$ 670	$ 705,902
Series 2019 E, RB(k)	5.00%	05/01/2050	2,360	2,425,981
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	610	657,369
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(c)	5.50%	09/01/2023	660	663,371
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	3,485	1,238,910
				89,440,139
Colorado–5.70%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	753,846
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	923,827
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	1,680	1,510,685
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	576,608
Series 2022, RB	6.50%	12/01/2053	585	588,094
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	702,726
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,788,824
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,508,840
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	585	629,855
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	273,380
Series 2007 A, RB	5.30%	07/01/2037	175	137,114
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	920,238
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	492,953
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2018 A, RB(h)(k)	5.25%	12/01/2048	5,260	5,450,034
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,735	1,797,682
Series 2018 A-2, RB(i)	0.00%	08/01/2034	1,325	843,408
Series 2022 A, RB(k)	5.50%	11/15/2035	865	989,403
Series 2022 A, RB(k)	5.50%	11/15/2042	1,215	1,342,204
Series 2022 A, RB(k)	5.00%	11/15/2047	2,010	2,099,497
Series 2022 A, RB(k)	5.50%	11/15/2053	615	666,405
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	395,130
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	705,098
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	820	658,406
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	767,149
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	666,931
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	455,370
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	347,620
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	465,876
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	526,256
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	460,186
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	808,689
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,065	1,171,725
				33,855,299
District of Columbia–2.85%
District of Columbia;
Series 2014 C, GO Bonds(h)	5.00%	06/01/2035	6,890	6,981,693
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,828,227
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	629,228
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,172,390
Metropolitan Washington Airports Authority; Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,675	2,741,796
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	$ 1,675	$ 1,534,453
				16,887,787
Florida–10.24%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	704,877
Series 2022 B, RB(f)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	455,661
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,450	2,464,862
Series 2017, RB(g)(h)(k)	5.00%	10/01/2047	4,015	4,085,303
Series 2019 A, RB(k)	5.00%	10/01/2049	1,325	1,361,822
Series 2019 B, RB(k)	4.00%	09/01/2044	835	787,394
Series 2022 A, RB	4.00%	10/01/2045	2,000	1,962,684
Series 2022 A, RB(g)(h)	4.00%	10/01/2047	3,350	3,279,190
Series 2022, RB	5.00%	01/01/2047	1,675	1,794,541
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,340	3,189,138
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(d)(e)(f)	7.75%	05/15/2035	1,015	111,632
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,227,176
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	835	591,676
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(c)(f)(k)	7.25%	10/03/2023	835	848,774
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(k)	7.38%	01/01/2049	670	647,054
Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	685	694,637
Series 2019 A, RB(k)	4.00%	10/01/2044	2,500	2,364,045
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	569,776
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	242,208
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	876,629
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,030	1,120,408
Series 2022, RB	5.25%	08/01/2049	4,180	4,510,865
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(j)	5.00%	03/15/2052	1,985	2,160,477
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,150,011
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	939,574
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,325	3,143,412
Series 2022 A, Ref. RB(k)	5.25%	10/01/2052	1,345	1,418,355
Subseries 2021 A-2, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	2,520	2,402,836
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,618,214
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	4,195	4,497,700
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,010	1,056,334
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2050	2,000	444,948
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	450	88,826
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	445	82,716
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	385	67,701
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	872,571
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,670	1,491,467
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	777,434
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	375,044
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	$ 1,000	$ 1,002,418
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,333,149
Tampa (City of), FL; Series 2020 A, RB(i)	0.00%	09/01/2049	3,340	906,785
				60,808,809
Georgia–2.42%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	2,470,364
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(g)(h)	4.00%	07/01/2044	3,345	3,272,515
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	505	362,689
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	576,481
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,885,319
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,340	1,334,446
Series 2021 C, RB(c)	4.00%	12/01/2028	1,240	1,230,577
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	1,260	1,214,656
				14,347,047
Hawaii–0.42%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,500	2,501,355
Idaho–0.80%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	306,710
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	409,772
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,520	2,812,777
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	1,675	1,243,726
				4,772,985
Illinois–15.89%
Bolingbrook (Village of), IL; Series 2005, RB(o)	6.25%	01/01/2024	593	581,010
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,068,854
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,208,638
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	344,548
Series 2012, RB(b)(c)	5.00%	06/12/2023	3,350	3,351,321
Series 2014, RB	5.00%	11/01/2039	860	869,010
Series 2014, Ref. RB(b)(c)	5.00%	01/01/2024	1,175	1,185,467
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,466,908
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,147,516
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	424	309,863
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(k)	5.00%	01/01/2030	4,500	4,501,795
Series 2013, RB	5.75%	01/01/2038	2,450	2,453,073
Series 2015 C, RB(k)	5.00%	01/01/2046	850	851,827
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,735,327
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,410,044
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,496,400
Series 2022 A, RB (INS - AGM)(j)(k)	5.50%	01/01/2053	1,390	1,490,484
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,723,438
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	762,500
Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2035	650	681,157
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	2,650	2,651,951
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,250	1,251,020
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Park District;
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2035	$ 1,000	$ 993,214
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2038	1,330	1,297,037
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,390	3,417,442
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	495,208
Illinois (State of);
Series 2013, GO Bonds(b)(c)	5.50%	07/10/2023	2,450	2,454,968
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,260,186
Series 2014, GO Bonds	5.00%	05/01/2035	450	453,287
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,217,614
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,150,253
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	281,978
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,682,850
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	71,224
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,170,551
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	843,273
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,312,687
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,512,563
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	360	360,295
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,430	1,458,865
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	50,918
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,220	958,403
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,100,384
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	888	512,713
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	909,570
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	153,267
Series 2017, Ref. RB	5.25%	02/15/2037	195	192,177
Series 2017, Ref. RB	5.25%	02/15/2047	835	773,130
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(i)(j)	0.00%	12/15/2029	2,750	2,141,722
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,228,732
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,026,241
Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	2,260	2,667,228
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	1,205	1,220,700
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	1,100	1,113,439
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(h)	5.00%	01/01/2038	3,875	3,878,680
Series 2013 A, RB	5.00%	01/01/2038	2,990	2,992,839
Series 2015 A, RB(h)	5.00%	01/01/2040	11,210	11,432,576
				94,328,365
Indiana–1.71%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc. Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2041	2,215	2,254,250
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(k)	5.00%	07/01/2023	500	500,534
Series 2013, RB(b)(c)(k)	5.00%	07/01/2023	2,245	2,247,396
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,540	1,511,149
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(k)	5.75%	08/01/2042	240	241,116
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,250	1,251,735
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,523,720
Whiting (City of), IN (BP Products North America Inc.); Series 2015, RB(c)(k)	4.40%	06/10/2031	620	632,700
				10,162,600
Iowa–1.53%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,168,937
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	401,140
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	$ 2,740	$ 2,770,938
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	388,434
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,323,176
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,175,089
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,805	1,843,362
				9,071,076
Kansas–0.27%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(c)	5.75%	07/01/2023	1,575	1,577,810
Kentucky–2.30%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(k)	4.70%	01/01/2052	670	623,226
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(p)	4.96%	02/01/2025	710	711,023
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	530	529,966
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,111,746
Series 2015 A, RB	5.00%	07/01/2040	1,985	1,974,941
Series 2015 A, RB	5.00%	01/01/2045	335	326,403
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,291,537
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	988,789
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,001,331
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(g)(h)(j)	5.00%	09/01/2044	3,840	4,120,013
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,002,611
				13,681,586
Louisiana–0.96%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2042	1,000	974,157
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(f)	3.90%	11/01/2044	885	762,076
New Orleans (City of), LA; Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	755	766,976
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,706,709
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	445	465,708
				5,675,626
Maryland–1.01%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	387,531
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	777,879
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,580	1,604,770
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	345,131
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,540	1,567,076
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	863,087
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	450,121
				5,995,595
Massachusetts–3.09%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(j)	5.50%	08/01/2030	1,500	1,742,047
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds);
Series 2022 A, Ref. RB	5.00%	07/01/2052	3,530	3,867,963
Series 2023 A-1, RB	5.25%	07/01/2053	3,360	3,774,076
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	$ 1,205	$ 1,210,242
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	1,180	1,228,120
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/2032	2,500	3,088,923
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2035	270	254,006
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	429,022
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2040	1,000	1,045,545
Series 2021 E, RB(k)	5.00%	07/01/2046	1,060	1,105,425
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(j)	5.25%	08/01/2031	500	591,637
				18,337,006
Michigan–3.63%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	199,999
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(j)	5.00%	07/01/2043	2,110	2,117,040
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	325	303,173
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,865	2,985,672
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	798,202
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(j)	5.00%	07/01/2032	2,500	2,534,676
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	632,080
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	633,603
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,655	1,695,907
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	153,568
Series 2020, Ref. RB	5.00%	06/01/2045	490	426,269
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(g)(h)	5.00%	12/01/2046	3,890	3,971,207
Series 2017, Ref. RB	4.00%	12/01/2040	860	843,615
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,006,932
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(k)	4.00%	10/01/2026	1,690	1,677,445
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	545	564,234
				21,543,622
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	232,672
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	375,028
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	603,897
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,176
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	345,506
				2,058,279
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	705,338
Missouri–2.06%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,393
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,517,815
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	$ 4,740	$ 4,876,800
Series 2019 B, RB (INS - AGM)(j)(k)	5.00%	03/01/2049	1,005	1,030,659
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	383,182
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	969,847
Series 2019, Ref. RB	5.00%	02/01/2048	330	298,369
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,675,908
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	770	752,989
				12,256,962
Nebraska–1.88%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	219,729
Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,814,365
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.25%	02/01/2052	4,345	4,821,054
Series 2022, RB(g)(h)	5.25%	02/01/2052	2,075	2,302,344
				11,157,492
Nevada–0.61%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,705	3,625,012
New Hampshire–0.51%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	305	293,569
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,651	1,592,714
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,135,200
				3,021,483
New Jersey–8.82%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2025	1,845	1,732,273
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2028	2,850	2,403,663
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(j)	5.50%	10/01/2028	1,000	1,136,557
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(i)(j)	0.00%	11/01/2025	2,000	1,837,984
Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	1,000	1,085,061
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(h)(j)	5.25%	07/01/2026	7,000	7,389,477
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2026	1,500	1,595,269
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.13%	09/15/2023	240	240,119
Series 2012, RB(k)	5.75%	09/15/2027	500	501,249
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	996,176
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	955	945,634
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	5.00%	06/15/2033	1,460	1,614,473
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.13%	01/01/2034	1,250	1,257,964
Series 2013, RB(k)	5.38%	01/01/2043	1,250	1,253,715
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,553,495
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(b)	5.25%	07/01/2023	1,000	1,001,306
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(i)	0.00%	12/15/2039	$ 6,000	$ 2,980,558
Series 2010 A, RB(i)	0.00%	12/15/2030	1,600	1,208,429
Series 2010 A, RB(i)	0.00%	12/15/2031	3,000	2,172,687
Series 2014, RB	5.00%	06/15/2030	925	999,014
Series 2018 A, RN(g)(h)	5.00%	06/15/2029	1,590	1,662,684
Series 2018 A, RN(g)(h)	5.00%	06/15/2030	550	574,499
Series 2018 A, RN(g)(h)	5.00%	06/15/2031	1,005	1,048,113
Series 2021 A, Ref. RB	5.00%	06/15/2033	495	550,400
Series 2022, RB	5.25%	06/15/2046	1,430	1,541,785
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(j)	5.25%	01/01/2027	705	758,995
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(i)(j)	0.00%	09/01/2032	5,000	3,583,135
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(b)(k)	5.00%	12/01/2023	135	135,044
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	3,008,372
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,737,843
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,845	1,853,899
				52,359,872
New Mexico–0.58%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	2,955	3,017,321
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	407,070
				3,424,391
New York–21.44%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(k)	5.25%	12/31/2033	400	367,316
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,470,690
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,525	2,477,732
Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	795	778,449
Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	11/15/2038	1,850	1,850,264
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	710	690,781
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,001,261
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	600	602,866
Series 2020 A-1, RB (INS - AGM)(j)	4.00%	11/15/2041	2,000	1,969,104
Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	395	376,737
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,378,710
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(j)	5.38%	03/01/2028	1,450	1,527,525
Series 2020 221, RB(k)	4.00%	07/15/2055	2,345	2,150,020
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,732,270
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,654,198
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,505	1,672,713
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2038	1,355	1,547,541
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2042	2,305	2,583,501
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(j)	3.00%	01/01/2046	2,525	1,939,810
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB(b)(c)	5.00%	06/15/2023	3,200	3,201,760
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,632,717
Series 2022, RB(h)	5.00%	06/15/2052	4,835	5,197,576
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	843,932
Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,460,365
Subseries 2013, RB(h)	5.00%	11/01/2038	5,010	5,023,381
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(j)	5.00%	10/01/2023	$ 180	$ 180,207
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,349,063
Series 2018 E, RB(h)	5.00%	03/15/2045	5,715	6,068,892
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2047	1,945	1,898,758
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,394,094
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,675	3,638,170
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	4,185	4,016,699
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	5,120,615
Series 2019 B, RB (INS - AGM)(g)(h)(j)	4.00%	01/01/2050	2,625	2,528,071
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,439,484
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	257,193
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,281,645
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	5,735	5,631,224
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,293,154
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	570	587,900
Series 2020, Ref. RB(k)	5.38%	08/01/2036	940	949,103
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,300	1,301,604
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,440	1,441,955
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2033	2,100	2,165,645
Series 2018, RB(k)	5.00%	01/01/2034	2,030	2,090,243
Series 2018, RB(k)	5.00%	01/01/2036	975	993,944
Series 2020, RB(k)	5.00%	10/01/2040	2,005	2,031,495
Series 2020, RB(k)	4.38%	10/01/2045	1,175	1,114,686
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	3,235	3,150,852
Series 2016 A, RB(k)	5.25%	01/01/2050	1,775	1,768,301
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2038	1,870	1,952,019
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	690	669,498
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,763,699
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	750	799,916
Series 2021 A, RB	5.00%	11/15/2056	1,135	1,200,638
Series 2022 C, RB	5.00%	05/15/2047	2,960	3,199,743
Series 2022, RB(h)	5.00%	05/15/2051	5,475	5,855,383
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,995,534
				127,260,646
North Carolina–0.34%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	840	816,123
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,225	1,178,480
				1,994,603
North Dakota–0.55%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,350	1,894,932
Series 2017 C, RB	5.00%	06/01/2053	1,745	1,360,075
				3,255,007
Ohio–5.75%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,674,476
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	$ 470	$ 446,494
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,290	4,698,878
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,865	7,286,978
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	8,605	958,825
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	1,100	1,101,966
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(k)	5.38%	09/15/2027	805	807,462
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	645	644,440
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,716,619
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,489,696
Hamilton (County of), OH; Series 2000 B, RB (INS - AMBAC)(i)(j)	0.00%	12/01/2023	2,000	1,963,296
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,812,117
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,298,645
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,381,779)(e)(f)	6.00%	04/01/2038	1,410	493,500
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	823,196
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,236,392
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(k)	2.60%	10/01/2029	1,000	869,313
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(k)	4.25%	01/15/2038	585	556,173
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(k)	5.85%	09/20/2028	310	310,252
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(i)(j)	0.00%	02/15/2030	1,000	786,879
Ohio State University (The);
Series 2010 D, RB(b)	5.00%	12/01/2030	45	51,720
Series 2010 D, RB	5.00%	12/01/2030	955	1,099,708
				34,127,025
Oklahoma–2.30%
Edmond Public Works Authority;
Series 2017, RB(h)	5.00%	07/01/2042	2,270	2,407,283
Series 2017, RB(h)	5.00%	07/01/2047	3,135	3,307,601
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,780	3,454,883
Series 2018 B, RB	5.50%	08/15/2057	1,240	1,119,021
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,945	1,945
Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	1,585	1,750,420
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	720	706,529
Series 2023, RB	4.13%	04/01/2053	895	880,780
				13,628,462
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(f)	6.00%	10/05/2040	840	840,000
Oregon–1.23%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	460,211
Oregon (State of); Series 2019, GO Bonds(g)(h)	5.00%	08/01/2044	3,350	3,606,053
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(k)	5.50%	07/01/2048	1,425	1,557,440
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(k)	5.00%	07/01/2052	1,605	1,658,655
				7,282,359
Pennsylvania–4.42%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,602,664
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2036	650	356,963
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	493,500
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	$ 515	$ 532,830
Series 2021, RB	5.00%	11/01/2051	685	701,868
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(k)	5.25%	06/30/2053	2,015	2,066,776
Series 2022, RB (INS - AGM)(j)(k)	5.00%	12/31/2057	1,010	1,033,391
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	660	646,290
Series 2023 A-2, RB	4.00%	05/15/2048	545	507,417
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(o)	4.75%	12/01/2037	990	1,019,007
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,000	1,999,587
Series 2019 A, RB	5.00%	12/01/2049	220	229,921
Series 2020 B, RB	5.00%	12/01/2050	595	625,490
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,162,644
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(k)	5.00%	06/01/2029	500	529,005
Series 2023 A, RB(k)	5.00%	06/01/2030	685	732,727
Series 2023 A, RB(k)	5.00%	06/01/2031	745	799,822
Series 2023 A, RB(k)	5.00%	06/01/2032	870	936,930
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	5,295	5,398,535
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	525	532,549
Series 2021, Ref. RB (INS - AGM)(j)(k)	4.00%	07/01/2041	1,230	1,172,217
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,791,792
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	400	380,101
				26,252,026
Puerto Rico–5.87%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,030	3,030,126
Series 2002, RB	5.63%	05/15/2043	1,490	1,498,456
Series 2005 A, RB(i)	0.00%	05/15/2050	5,915	1,054,943
Series 2005 B, RB(i)	0.00%	05/15/2055	2,540	260,989
Series 2008 A, RB(i)	0.00%	05/15/2057	14,970	1,010,156
Series 2008 B, RB(i)	0.00%	05/15/2057	37,695	2,088,510
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,224,290
Subseries 2022, RN(i)	0.00%	11/01/2043	1,598	780,931
Subseries 2022, RN(i)	0.00%	11/01/2051	3,566	1,725,203
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	1,840	1,818,547
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2033	735	729,125
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	645	633,661
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,680	1,614,900
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	450	378,888
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,495	1,146,017
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,458	1,537,347
Series 2018 A-1, RB(i)	0.00%	07/01/2046	8,305	2,244,416
Series 2018 A-1, RB(i)	0.00%	07/01/2051	10,905	2,171,747
Series 2018 A-1, RB	4.75%	07/01/2053	1,825	1,692,249
Series 2018 A-1, RB	5.00%	07/01/2058	6,705	6,423,039
Series 2019 A-2, RB	4.33%	07/01/2040	1,930	1,792,836
				34,856,376
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.36%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	$ 2,185	$ 2,146,238
South Carolina–0.66%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,604,578
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	1,115	1,149,253
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,191,791
				3,945,622
South Dakota–0.37%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,201,055
Tennessee–3.37%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,284,696
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,695	1,617,799
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,871,121
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	6,000	6,892,366
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,067,242
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,305	1,342,632
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	570	584,010
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	725,327
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	2,510	2,622,752
				20,007,945
Texas–14.79%
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2035	1,490	1,741,934
Series 2023, Ref. RB	5.00%	11/15/2039	1,180	1,330,935
Series 2023, Ref. RB	5.25%	11/15/2053	2,185	2,418,616
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	295	308,464
Series 2021 B, RB	5.00%	01/01/2046	1,015	1,066,248
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,264,389
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,699,359
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,042,129
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,894,013
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,225	2,140,507
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(j)	4.25%	10/01/2053	1,430	1,362,839
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,215,964
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,345	1,350,723
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,765	1,765,642
Series 2021 A, RB(k)	4.00%	07/01/2041	585	510,821
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	495	501,741
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,330	1,360,466
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,754,108
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,199,644
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,293,686
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(k)	4.63%	10/01/2031	3,085	2,990,418
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	862,100
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,125	2,038,282
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(d)	5.00%	07/01/2052	1,500	675,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	$ 60	$ 46,282
Series 2021, RB	2.00%	11/15/2061	1,596	651,768
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	523,450
Series 2016, Ref. RB	5.00%	07/01/2046	800	572,493
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	1,170	1,173,560
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	1,010	738,984
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	444,584
Series 2017, Ref. RB	5.00%	01/01/2047	620	541,564
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	529,272
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	950,778
Series 2020, RB	5.25%	10/01/2055	2,505	1,941,013
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	1,760	1,945,318
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,300	1,472,770
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	799,294
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,243,168
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(h)	5.00%	02/15/2047	3,455	3,525,558
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,054,058
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,372,617
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2025	305	167,750
Series 2017 A, RB(d)	6.38%	02/15/2048	1,940	1,067,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	79,229
Series 2020, Ref. RB	6.75%	11/15/2051	85	76,537
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,138
Texas (State of) Transportation Commission; Series 2019, RB(i)	0.00%	08/01/2043	3,000	1,028,474
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	3,475	1,863,136
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,175	595,960
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,850	6,878,893
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,379,758
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,410	3,544,229
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,140	1,104,540
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,475	1,484,948
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	3,345	3,670,314
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,512
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,475	2,296,724
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(j)	4.00%	02/15/2053	3,360	3,131,550
				87,770,251
Utah–1.19%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	375,433
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2021 A, RB(k)	5.00%	07/01/2046	835	867,325
Series 2021 A, RB(k)	5.00%	07/01/2051	445	459,240
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,064,881
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	793,698
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	$ 1,115	$ 1,131,317
				7,051,822
Virginia–2.46%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,540	2,541,226
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,786,552
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	340	315,018
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	325	202,969
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	3,120	3,229,205
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	530	534,960
Series 2022, Ref. RB(k)	5.00%	12/31/2057	1,630	1,638,707
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	910	905,456
Series 2017, RB(k)	5.00%	12/31/2056	2,500	2,459,909
				14,614,002
Washington–3.03%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(b)(i)	0.00%	02/01/2024	5,000	4,884,917
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.25%	01/01/2038	1,320	1,357,635
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,785	2,685,704
Washington (State of); Series 2019 A, GO Bonds(h)	5.00%	08/01/2042	1,875	1,997,654
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	840	841,803
Series 2018, RB	5.00%	07/01/2048	3,480	3,510,790
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	435	334,858
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	360	268,859
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,209	1,106,471
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	988,527
				17,977,218
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	830	897,422
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,735,381
				2,632,803
Wisconsin–4.50%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	6,520	1,652,975
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2060	29,455	4,385,526
Series 2022, RB(f)	5.25%	12/15/2061	1,705	1,705,083
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	840	580,559
Series 2021, RB	4.00%	08/15/2051	2,800	2,454,758
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,320,053
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,399,602
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	915	594,750
Series 2017, RB(f)	6.75%	12/01/2042	2,135	1,838,096
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	415	359,325
Series 2022 A, RB(f)	6.13%	02/01/2050	450	389,630
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	3,735	3,766,142
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	$ 625	$ 598,298
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	650	399,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,701,369
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,664,512
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	895,653
				26,706,081
Wyoming–0.57%
University of Wyoming; Series 2021 C, RB (INS - AGM)(j)	4.00%	06/01/2044	1,065	1,025,770
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(h)	5.00%	01/01/2027	2,205	2,346,029
				3,371,799
Total Municipal Obligations (Cost $969,085,300)				950,653,631
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $512,037)(q)			10,050	502,266
TOTAL INVESTMENTS IN SECURITIES(r)–160.23% (Cost $969,597,337)				951,155,897
FLOATING RATE NOTE OBLIGATIONS–(15.47)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 07/01/2026 to 04/01/2056(s)				(91,855,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.27)%				(262,785,348)
OTHER ASSETS LESS LIABILITIES–(0.49)%				(2,893,881)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$593,621,668
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $3,856,048, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $1,640,132, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $50,295,125, which represented 8.47% of the Trust’s Net Assets.
(g)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $25,897,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(q)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$500,445	$-	$-	$1,821	$-	$502,266	$5,139

(r)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.07%

(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $137,984,733 are held by TOB Trusts and serve as collateral for the $91,855,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$949,968,722	$684,909	$950,653,631
Exchange-Traded Funds	502,266	—	—	502,266
Total Investments	$502,266	$949,968,722	$684,909	$951,155,897
Invesco Municipal Trust